Share-based payments - Schedule of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Apr. 02, 2023 shares $ / shares	Apr. 03, 2022 shares	Mar. 28, 2021 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)	4,055,199	2,722,690	2,498,973
Weighted average remaining life in years, options outstanding	7 years 6 months
Number of options exercisable (in shares)	1,416,800
Weighted average remaining life in years, options exercisable	5 years 9 months 18 days
$0.02
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 0.02
Number of options outstanding (in shares)	57,271
Weighted average remaining life in years, options outstanding	1 year
Number of options exercisable (in shares)	57,271
Weighted average remaining life in years, options exercisable	1 year
$1.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 1.79
Number of options outstanding (in shares)	44,307
Weighted average remaining life in years, options outstanding	1 year 10 months 24 days
Number of options exercisable (in shares)	44,307
Weighted average remaining life in years, options exercisable	1 year 10 months 24 days
$4.62
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 4.62
Number of options outstanding (in shares)	22,221
Weighted average remaining life in years, options outstanding	3 years
Number of options exercisable (in shares)	22,221
Weighted average remaining life in years, options exercisable	3 years
$8.94
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 8.94
Number of options outstanding (in shares)	122,221
Weighted average remaining life in years, options outstanding	3 years 9 months 18 days
Number of options exercisable (in shares)	122,221
Weighted average remaining life in years, options exercisable	3 years 9 months 18 days
$23.64
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 23.64
Number of options outstanding (in shares)	42,576
Weighted average remaining life in years, options outstanding	4 years 4 months 24 days
Number of options exercisable (in shares)	42,576
Weighted average remaining life in years, options exercisable	4 years 4 months 24 days
$23.77
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 23.77
Number of options outstanding (in shares)	12,285
Weighted average remaining life in years, options outstanding	9 years 2 months 12 days
Number of options exercisable (in shares)	0
Weighted average remaining life in years, options exercisable	0 years
$24.64
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 24.64
Number of options outstanding (in shares)	1,518,126
Weighted average remaining life in years, options outstanding	9 years 2 months 12 days
Number of options exercisable (in shares)	0
Weighted average remaining life in years, options exercisable	0 years
$30.73
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 30.73
Number of options outstanding (in shares)	48,730
Weighted average remaining life in years, options outstanding	4 years 2 months 12 days
Number of options exercisable (in shares)	48,730
Weighted average remaining life in years, options exercisable	4 years 2 months 12 days
$31.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 31.79
Number of options outstanding (in shares)	35,622
Weighted average remaining life in years, options outstanding	4 years 7 months 6 days
Number of options exercisable (in shares)	35,622
Weighted average remaining life in years, options exercisable	4 years 7 months 6 days
$33.97
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 33.97
Number of options outstanding (in shares)	700,955
Weighted average remaining life in years, options outstanding	7 years 2 months 12 days
Number of options exercisable (in shares)	292,563
Weighted average remaining life in years, options exercisable	7 years 2 months 12 days
$45.34
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 45.34
Number of options outstanding (in shares)	39,055
Weighted average remaining life in years, options outstanding	6 years 2 months 12 days
Number of options exercisable (in shares)	27,933
Weighted average remaining life in years, options exercisable	6 years 2 months 12 days
$46.38
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 46.38
Number of options outstanding (in shares)	8,573
Weighted average remaining life in years, options outstanding	6 years 7 months 6 days
Number of options exercisable (in shares)	5,715
Weighted average remaining life in years, options exercisable	6 years 7 months 6 days
$48.21
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 48.21
Number of options outstanding (in shares)	11,045
Weighted average remaining life in years, options outstanding	8 years 4 months 24 days
Number of options exercisable (in shares)	2,761
Weighted average remaining life in years, options exercisable	8 years 4 months 24 days
$48.93
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 48.93
Number of options outstanding (in shares)	616,670
Weighted average remaining life in years, options outstanding	8 years 2 months 12 days
Number of options exercisable (in shares)	154,136
Weighted average remaining life in years, options exercisable	8 years 2 months 12 days
$50.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 50.00
Number of options outstanding (in shares)	250,000
Weighted average remaining life in years, options outstanding	7 years 2 months 12 days
Number of options exercisable (in shares)	125,000
Weighted average remaining life in years, options exercisable	7 years 2 months 12 days
$63.03
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 63.03
Number of options outstanding (in shares)	359,157
Weighted average remaining life in years, options outstanding	6 years
Number of options exercisable (in shares)	269,359
Weighted average remaining life in years, options exercisable	6 years
$83.53
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 83.53
Number of options outstanding (in shares)	166,385
Weighted average remaining life in years, options outstanding	5 years 2 months 12 days
Number of options exercisable (in shares)	166,385
Weighted average remaining life in years, options exercisable	5 years 2 months 12 days